Post-Employment Benefits - Reconciliation of the amount recognized in the consolidated statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	€ 193	€ 126
thereof: experience adjustments	(202)	28
thereof: adjustments for financial assumptions	(6)	16
Current service cost	112	45
Past service (credit) / cost	(1)
Currency effects	10
Net defined liability at December 31	84	193
Employee benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	433	304
Actuarial adjustments	(233)	44
thereof: experience adjustments	(202)	28
thereof: demographic adjustments	(25)
thereof: adjustments for financial assumptions	(6)	16
Current service cost	112	45
Past service (credit) / cost	(1)
Interest expense	1	1
Currency effects	19	0
Employee contributions	74	25
Benefits paid	(250)	14
Net defined liability at December 31	€ 155	€ 433